Interest Charges and Related Fees - Summary of Interest Charges and Related Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of interest charges and related fees [line items]
Subordinated loans	€ 119	€ 110	[1]	€ 110
Trust pass-through securities	9	8	[1]	9
Borrowings	115	65	[1]	96
Other	85	64	[1]	190
Total	329	246	[1]	405
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	221	121	[1]	€ 132
Aegon N.V [member]
Disclosure of interest charges and related fees [line items]
Subordinated borrowings	72	68
Borrowings	52	54
Other	3	8
Total	€ 127	€ 129

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.